ALLIANCE GOVERNMENT RESERVES


ALLIANCE CAPITAL



ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998                                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________


PRINCIPAL
AMOUNT
(000)     SECURITY+                             YIELD                VALUE
-------------------------------------------------------------------------------
          U.S. GOVERNMENT AND
          AGENCIES-59.9%
          FEDERAL NATIONAL MORTGAGE
          ASSOCIATION-30.1%
$ 30,000  5.35%, 7/16/98                         5.49%     $    29,996,730
  27,000  5.37%, 8/12/98                         5.50           26,988,926
  39,000  9/09/98                                5.50           38,588,225
  82,000  9/11/98                                5.51           81,109,480
 129,970  9/15/98                                5.50          128,480,111
  95,000  9/23/98                                5.51           93,796,350
  92,000  9/23/98                                5.52           90,832,213
  97,000  9/24/98                                5.52           95,754,089
  34,690  8/10/98                                5.50           34,479,547
  32,900  7/29/98                                5.50           32,759,773
  90,000  8/14/98                                5.52           89,397,200
  90,000  5.52%, 3/03/99                         5.62           89,978,856
 135,000  5.54%, 5/21/99                         5.66          134,907,008
  90,000  5.57%, 3/05/99                         5.62           89,969,548
  90,000  5.60%, 10/20/98 FRN                    5.67           89,988,094
  91,000  5.60%, 4/28/99 FRN                     5.62           90,962,478
 180,000  5.65%, 11/04/98 FRN                    5.79          179,963,889
  35,000  5.84%, 3/29/99                         5.69           35,034,517
  24,000  6.41%, 7/17/98                         5.67           24,006,642
                                                           ---------------
                                                             1,476,993,676
          FEDERAL HOME LOAN MORTGAGE CORP.-19.1%
  45,000  8/21/98                                5.50           44,652,562
 110,000  8/24/98                                5.50          109,100,750
 141,500  9/08/98                                5.50          140,027,339
 218,786  8/31/98                                5.51          216,767,799
 145,950  9/09/98                                5.51          144,409,011
  48,000  9/14/98                                5.51           47,456,000
  48,000  9/18/98                                5.51           47,427,513
 194,000  9/25/98                                5.51          191,483,497
                                                           ---------------
                                                               941,324,471
          FEDERAL HOME LOAN BANK-10.7%
 105,000  5.45%, 7/30/98                         5.53          104,993,607
  73,000  5.56%, 3/25/99                         5.71           72,928,262
 150,000  5.65%, 3/12/99                         5.65          150,000,000
  49,000  5.65%, 3/30/99                         5.65           49,000,000
  45,850  5.71%, 3/04/99                         5.71           45,850,000
  80,280  5.71%, 3/17/99                         5.73           80,262,910
  22,000  5.72%, 7/07/98                         5.72           22,000,304
                                                               525,035,083

          Total U.S. Government and Agencies
          (amortized cost $2,943,353,230)                    2,943,353,230

          REPURCHASE AGREEMENTS-39.7%
          CIBC/WOOD GUNDY, INC.
 125,000  5.65%, dated 6/29/98,
          due 7/13/98 in the amount of
          $125,274,653 (cost $125,000,000;
          collateralized by $78,110,182
          FH 786072, value $73,568,928,
          $49,355,000 FN 374110,
          value $26,585,695, $30,242,971
          FH 846319, value $14,234,829
          and $21,903,057 FN 294195,
          value $14,103,709) (a)                 5.65          125,000,000
          GOLDMAN SACHS & CO.
 122,000  5.54%, dated 6/18/98,
          due 7/20/98 in the amount of
          $122,600,782 (cost $122,000,000;
          collateralized by $128,359,000
          FM 00880, value
          $126,511,291) (a)                      5.54          122,000,000
          GOLDMAN SACHS & CO.
 122,000  5.54%, dated 6/17/98,
          due 7/20/98 in the amount of
          $122,619,557 (cost $122,000,000;
          collateralized by $130,935,000
          FM 00562, value
          $126,550,505) (a)                      5.54          122,000,000
          LEHMAN BROTHERS
 125,000  5.54%, dated 6/23/98,
          due 7/23/98 in the amount of
          $125,577,083 (cost $125,000,000;
          collateralized by $44,483,000
          FNMA 313929, value
          $42,808,624, $26,158,882
          FHLMC 20003, value
          $25,562,864, $22,975,326
          FNMA 160414, value
          $22,325,001, $33,443,435
          FHLMC 10239, value
          $20,768,863 and $24,004,000
          FHLMC 00436, value $17,304,862) (a)    5.54          125,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY+                             YIELD                VALUE
-------------------------------------------------------------------------------
          LEHMAN BROTHERS
$115,000  5.55%, dated 6/30/98,
          due 7/21/98 in the amount of
          $115,372,313 (cost $115,000,000;
          collateralized by $36,378,863
          FN 251944, value
          $37,072,840, $23,449,628
          FN 313189, value
          $21,046,940, $100,000,000
          FN 124852, value
          $16,381,661, $15,266,000
          FN 190548, value
          $9,564,980, $49,317,768
          FN 124869, value
          $9,349,197, $15,796,743
          FN 250089, value
          $8,844,180, $10,281,600
          FN 2500460, value
          $8,677,623 and $9,484,553
          FN 369160, value
          $8,282,423) (a)                        5.55%     $   115,000,000
          MERRILL LYNCH & CO., INC.
 120,000  5.55%, dated 6/30/98,
          due 7/31/98 in the amount of
          $120,573,500 (cost $120,000,000;
          collateralized by $26,900,885
          FN 422256, value
          $25,522,655, $28,689,701
          FN 313951, value
          $20,507,661, $21,385,610
          FN 422261, value
          $20,363,326, $50,000,000
          FN 299474, value
          $18,303,364, $27,096,694
          FN 313678, value
          $16,877,170, $50,000,000
          FH 845619, value
          $15,390,985 and
          $20,895,000 FH 845790,
          value $7,040,157)                      5.55          120,000,000
          MORGAN STANLEY GROUP, INC.
 234,000  6.19%, dated 6/30/98,
          due 7/01/98 in the amount of
          $234,040,235 (cost $234,000,000;
          collateralized by $288,113,000
          FNMA 190298, value
          $238,775,337) (a)                      6.19          234,000,000
          PAINE WEBBER GROUP, INC.
 140,000  5.54%, dated 6/25/98,
          due 8/27/98 in the amount of
          $141,357,300 (cost $140,000,000;
          collateralized by $50,000,000
          FG 00838, value
          $49,792,039, $24,750,000
          FN 323034, value
          $24,593,865, $28,854,572
          FN 318698, value
          $23,082,134, $20,750,000
          FG 00907, value
          $20,651,018, $24,750,000
          FN 313560, value $20,092,439
          and $9,184,000 FN 190831,
          value $5,794,173) (a)                  5.54          140,000,000
          PAINE WEBBER GROUP, INC.
 103,000  5.55%, dated 6/11/98,
          due 7/09/98 in the amount of
          $103,444,617 (cost $103,000,000;
          collateralized by $28,752,607
          FN 412255, value
          $28,620,578, $24,164,115
          FG 00562, value
          $23,354,954, $27,902,376
          FN 341731, value
          $22,210,860, $18,868,000
          FN 394706, value $16,376,657
          and $15,882,262 FN 372188,
          value $15,448,729) (a)                 5.55          103,000,000
          PRUDENTIAL SECURITIES, INC.
 125,000  5.54%, dated 6/18/98,
          due 7/14/98 in the amount of
          $125,500,139 (cost $125,000,000;
          collateralized by $131,866,000
          FG 00557, value
          $128,345,354) (a)                      5.54          125,000,000
          PRUDENTIAL SECURITIES, INC.
  97,000  5.54%, dated 6/30/98,
          due 7/29/98 in the amount of
          $97,432,889 (cost $97,000,000;
          collateralized by $102,670,000
          FG 00815, value
          $99,533,951) (a)                       5.54           97,000,000


2


                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY+                             YIELD                VALUE
-------------------------------------------------------------------------------
          SALOMON SMITH BARNEY
$139,000  5.54%, dated 6/22/98,
          due 7/16/98 in the amount of
          $139,513,373 (cost $139,000,000;
          collateralized by $93,405,086
          FN 190966, value
          $59,826,038, $100,000,000
          FN 190892, value $55,249,030
          and $27,340,000 FN 251787,
          value $27,430,685)                     5.54%     $   139,000,000
          SALOMON SMITH BARNEY
 101,000  5.54%, dated 6/24/98,
          due 8/26/98 in the amount of
          $101,979,195 (cost $101,000,000;
          collateralized by $50,000,000
          FN 313687, value
          $46,865,252, $36,552,000
          FN 313294, value $31,121,063
          and $27,500,000 FG 00785,
          value $25,921,457)                     5.54          101,000,000
          STATE STREET BANK AND TRUST CO.
  38,000  5.50%, dated 6/30/98,
          due 7/01/98 in the amount of
          $38,005,806 (cost $38,000,000;
          collateralized by $32,995,000
          U.S. Treasury Bond,
          7.25%, 5/15/16, value
          $38,763,978) (a)                       5.50           38,000,000
          UBS FINANCE, INC.
 241,000  5.54%, dated 6/19/98,
          due 7/15/98 in the amount of
          $241,964,268 (cost $241,000,000;
          collateralized by $251,375,000
          FN 323315, value
          $248,547,031) (a)                      5.54          241,000,000

          Total Repurchase Agreements
          (amortized cost $1,947,000,000)                    1,947,000,000

          TOTAL INVESTMENTS-99.6%
          (amortized cost
          $4,890,353,230)                                    4,890,353,230
          Other assets less liabilities-0.4%                    18,357,644

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          4,909,579,676 shares outstanding)                 $4,908,710,874


+    All securities either mature or their interest rate changes in one year or less.

(a)  Repurchase agreements which are terminable within 7 days.

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998                           ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                       $ 241,077,064

EXPENSES
  Advisory fee (Note B)                            $20,223,015
  Distribution assistance and administrative
    service (Note C)                                16,145,911
  Transfer agency (Note B)                           5,134,453
  Registration fees                                    874,914
  Printing                                             434,627
  Custodian fees                                       418,106
  Audit and legal fees                                  65,539
  Trustees' fees                                        12,646
  Miscellaneous                                         48,642
  Total expenses                                    43,357,853
  Less: expense reimbursement                         (528,930)
  Net expenses                                                      42,828,923
  Net investment income                                            198,248,141

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                           2,080

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 198,250,221


See notes to financial statements.


4


STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

                                                  YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 1998   JUNE 30, 1997
                                                 -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $  198,248,141  $  162,394,204
  Net realized gain on investment transactions           2,080          46,468
  Net increase in net assets from operations       198,250,221     162,440,672

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (198,248,141)   (162,394,204)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                          1,146,223,601     557,419,600
  Total increase                                 1,146,225,681     557,466,068

NET ASSETS
  Beginning of year                              3,762,485,193   3,205,019,125
  End of year                                   $4,908,710,874  $3,762,485,193


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998                                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS
It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1998, the reimbursement amounted to $528,930.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,608,399 for the year ended June 30, 1998.


NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $10,707,231. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting


6


                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $5,468,680 of which $167,000 was paid to the Adviser.


NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a capital loss carryforward of $868,802, of which $80,153 expires in 2001, $236,674 expires in 2002 and $551,975 expires in the year 2003.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1998, capital paid-in aggregated $4,909,579,676. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED       YEAR ENDED
                                                  JUNE 30,         JUNE 30,
                                                   1998             1997
                                               --------------   --------------
Shares sold                                    13,439,392,768   16,812,712,717
Shares issued on reinvestments of dividends       198,248,141      162,394,204
Shares redeemed                               (12,491,417,308) (16,417,687,321)
Net increase                                    1,146,223,601      557,419,600


7


FINANCIAL HIGHLIGHTS                               ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                               YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0463(a)     .0443        .0461(a)     .0439(a)     .0244(a)

LESS: DIVIDENDS
Dividends from net investment income          (.0463)      (.0443)      (.0461)      (.0439)      (.0244)
Net asset value, end of year                   $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                             4.74%        4.53%        4.72%        4.48%        2.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $4,909       $3,762       $3,205       $2,514       $2,061
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.01%        1.00%        1.01%        1.05%        1.04%
  Net investment income                         4.63%(a)     4.44%        4.60%(a)     4.42%(a)     2.46%(a)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


8


INDEPENDENT AUDITOR'S REPORT                       ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE GOVERNMENT RESERVES PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Government Reserves Portfolio as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Government Reserves Portfolio as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


9


ALLIANCE GOVERNMENT RESERVES
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Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GOVAR